Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

9. ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2024	2025
	RMB	RMB
Accrued advertising and marketing fees	18,297	16,713
Payables related to service fees	52,258	45,184
Receipts in advance	1,342	10,543
The third-party loans (i)	—	22,746
Amounts due to customers for the segregated bank balances held on their behalf (ii)	57,166	100,628
Deposits	587	586
Other	1,817	2,019
Total accrued expenses and other current liabilities	131,467	198,419

(i)	This item represents loans borrowed from third party company with annual interest with annual interest rate from 4.39% to 4.64% and will expire on November 29, 2026.

(ii)	Amounts due to customers for the segregated bank balances held on their behalf were cash we received from investors under internet securities services for Hong Kong and U.S. stock markets for their investment in securities.